Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges	$ 0	$ (361)